Prospectus Supplement                                    215593   6/04
dated June 11, 2004 to:
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PUTNAM MUNICIPAL INCOME FUND
Prospectus dated July 30, 2003

PUTNAM TAX EXEMPT INCOME FUNDS (Putnam Arizona Tax Exempt Income Fund, Putnam Florida Tax Exempt Income Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund and Putnam Pennsylvania Tax Exempt Income
Fund) Prospectus dated September 30, 2003


PUTNAM TAX-FREE HIGH YIELD FUND
PUTNAM TAX-FREE INSURED FUND
Prospectuses dated November 30, 2003

PUTNAM CALIFORNIA TAX EXEMPT INCOME FUND
PUTNAM TAX EXEMPT INCOME FUND
Prospectuses dated January 30, 2004

PUTNAM NEW YORK TAX EXEMPT INCOME FUND
Prospectus dated March 30, 2004

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader         Since    Experience
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David E. Hamlin          2003*    1998 - Present    Putnam Management
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Portfolio members        Since    Experience
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Paul M. Drury            2002     1989 - Present    Putnam Management
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Susan A. McCormack       2002**   1994 - Present    Putnam Management
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James D. St. John        2002     1987 - Present    Putnam Management
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 * Portfolio leader or member of Putnam Tax Exempt Income Fund, Putnam
   California Tax Exempt Income Fund and Putnam Florida Tax Exempt Income Fund since 1998, 1999 and 2002, respectively.

** Portfolio leader or member of Putnam Arizona Tax Exempt Income Fund,
   Putnam California Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund and Putnam Pennsylvania Tax Exempt Income Fund since 1999.